OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Other operating income/expenses (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Other operating income
Foreign exchange gains			₫ 33,774	₫ 450,380
Voucher terminated	₫ 207,098	$ 8,677,533	47,760	197,760
Interest due to late payment from customers	163,754	6,861,393
Others	99,575	4,172,253	111,558	40,438
Total	470,427	19,711,179	193,092	688,578
Other operating expenses
Foreign exchange losses	676,986	28,366,128	861,935	1,611
Penalties				112,704
Loss from disposal of long-lived assets	81,165	3,400,863		113,395
Others	234,050	9,806,838	47,536	48,396
Total	992,201	41,573,829	909,471	276,106
Net other operating income/(expenses)	₫ (521,774)	$ (21,862,650)	₫ (716,379)	₫ 412,472